Note 8 - Share Capital and Share-based Payments (Details Textual)				12 Months Ended
	May 16, 2022 shares	Jun. 14, 2021 CAD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($) shares
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares) | shares				56,808,921	60,733,803
Increase in number of shares through issuance of units (in shares) | shares		5,665,025	5,665,025
Shares issued, price per share (in dollars per share) | (per share)		$ 12.25	$ 10.15
Proceeds from issuing shares		$ 69,396,556	$ 57,500,003	$ 0	$ 63,955,491
Sale of shares, underwriters compensation rate		5.50%	5.50%
Share issue related cost		$ 1,640,742
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum				15.00%
Maximum shares remaining in share-based payment arrangement (in shares) | shares				8,521,338
Number of share options granted in share-based payment arrangement				0	3,333
Proceeds from exercise of options				$ 374,037	$ 1,072,089
Share repurchase program, maximum authorized number of shares (in shares) | shares	5,500,000
Number of shares repurchased for cancellation (in shares) | shares				4,703,780
Shares repurchased, average price per share (in CAD per share) | $ / shares				$ 3.08
Payments to acquire or redeem entity's shares				$ 14,499,976	(0)
Total equity				$ 103,126,348	$ 113,056,008		$ 32,050,588
Issued capital [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares) | shares				56,808,921	60,733,803		53,422,024
Increase in number of shares through issuance of units (in shares) | shares					5,665,025
Number of share options exercised in share-based payment arrangement				247,866	757,183
Number of other equity instruments exercised or vested in share-based payment arrangement				531,032	849,750
Number of shares repurchased for cancellation (in shares) | shares				4,703,780
Total equity				$ 119,932,940	$ 126,736,698		$ 58,895,718
Share premium [member]
Statement Line Items [Line Items]
Total equity				4,989,890	6,461,456		5,049,837
Retained earnings [member]
Statement Line Items [Line Items]
Total equity				$ (21,341,801)	$ (20,588,364)		$ (32,341,295)
Increase (decrease) due to corrections of prior period errors [member] | Issued capital [member]
Statement Line Items [Line Items]
Total equity						$ 1,912,607
Increase (decrease) due to corrections of prior period errors [member] | Share premium [member]
Statement Line Items [Line Items]
Total equity						(2,174,385)
Increase (decrease) due to corrections of prior period errors [member] | Retained earnings [member]
Statement Line Items [Line Items]
Total equity						$ (261,778)
Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				0	0
Consultants [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				0	3,333
Stock Option Plan [member]
Statement Line Items [Line Items]
Share based compensation arrangement by share based payment award expiration period (Year)				5 years
Share based compensation arrangement by share based payment award, award vesting period (Year)				3 years
Number of share options granted in share-based payment arrangement				0	3,333
Number of share options exercised in share-based payment arrangement				247,866	745,517
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares				$ 1.51	$ 1.41
Proceeds from exercise of options				$ 374,037	$ 1,054,673
Options [member]
Statement Line Items [Line Items]
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets				$ 5,850,615	$ 4,132,017
Omnibus Incentive Plan [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement				(0)	11,666
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares				$ 0	$ 2.09
DSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				166,432	63,876
Number of other equity instruments exercised or vested in share-based payment arrangement				183,505	578,053
DSUs [member] | Consultants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				21,739
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				33.33%
DSUs [member] | Directors [member]
Statement Line Items [Line Items]
Share based compensation arrangement by share based payment award, award vesting period (Year)				1 year
Number of other equity instruments granted in share-based payment arrangement				144,693	16,557
RSU's [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				3,057,160	952,967
Number of other equity instruments exercised or vested in share-based payment arrangement				347,527	271,697